SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0	$ 0
Investments held in Trust Account	150,323,003	148,744,645	146,629,787
Deferred offering cost	567,396	567,396
Aggregate underwriting discount	2,875,000	2,875,000
Deferred underwriting commission	5,031,250	5,031,250	5,031,250
Class A ordinary stock subject to possible redemption	147,448,003	145,869,645	143,750,000
Unrecognized tax benefits	0	0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0